Additional Financial Information - Income Statement Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expense	$ 14,741	$ 14,227	$ 14,323
Interest costs on debt balances	5,256	4,961	5,391
Net amortization of debt discount	155	119	113
Capitalized interest costs	(678)	(704)	(584)
Advertising expense	2,643	2,744	2,749
Interest Income, Other	82	59	115
Other components of net periodic benefit (cost) income	(11)	(2,190)	2,445
Other Nonoperating Expense	(2,092)	(1,658)	71
Other income (expense), net	$ (2,021)	$ (3,789)	$ 2,631